Accounting Standards and Basis of Preparation	12 Months Ended
Jun. 30, 2024
Accounting standards and Basis of preparation [Abstract]
Accounting standards and Basis of preparation

Note 3. Accounting standards and basis of preparation

Note 3.1. Basis of Presentation

These Consolidated Financial Statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements of the Group for the year end of June 30, 2024, 2023 and 2022 were authorized by the Board of Directors of Moolec Science SA on October 30, 2024.

Note 3.2. Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis.

The significant accounting policies set out in Note 3 have been applied in preparing the consolidated financial statements as of June 30, 2024 and 2023.

Due to the activities of the Group, costs and expenses presented in the consolidated statements of Comprehensive loss are classified according to their function. The consolidated statements of Financial Position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short-term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle or over the 12-month period subsequent to the reporting date.

Note 3.3. Functional and presentation currency

Items included in the Consolidated Financial Statements are measured using the currency of the primary economic market in which the Company operates (“the functional currency”). These Consolidated Financial Statements are presented in US Dollars, which is Moolec Science SA’s functional currency.

The Group has applied IAS 29 for its subsidiary in Argentina IAS 29 “Financial reporting in hyperinflationary economies”, which requires that the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether these are based on the historical cost method or the current cost method, be stated in terms of the measuring unit current at the closing date of the reporting period. For such purpose, the inflation produced since the acquisition date or the revaluation date, as applicable, must be computed in non-monetary items. The standard details a series of factors to be considered for concluding whether an economy is hyperinflationary, including, but not limited to, a cumulative inflation rate over a three-year period that approaches or exceeds 100%. Inflation accumulated in three years, as of June 30, 2018, was over 100%. It was for this reason that, in accordance with IAS 29, the Argentine economy had to be considered as hyperinflationary since July 1, 2018.

In an inflationary period, any entity that maintains an excess of monetary assets over monetary liabilities, will lose purchasing power, and any entity that maintains an excess of monetary liabilities over monetary assets, will gain purchasing power, provided that such items are not subject to an adjustment mechanism.

Briefly, the restatement mechanism of IAS 29 establishes that monetary assets and liabilities will not be restated because they are already expressed in a current unit of measurement at the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements, will be adjusted according to those agreements.

Non-monetary items measured at their current values at the end of the reporting period, such as the net realizable value or others, do not need to be restated. The remaining non-monetary assets and liabilities will be restated according to a general price index. The loss or gain for the net monetary position will be included in the net result of the reporting period, revealing this information in a separate line item.

The inflation adjustment to the initial balances was calculated by means of a conversion factor derived from the Argentine price indexes published by the National Institute of Statistics.

The Argentine price index as of June 30, 2024, and 2023 was 6,351.7145 and 1,709.6115, respectively.

ValoraSoy has Argentine pesos as functional currency, which is a currency of a hyperinflationary economy, as explained above. Therefore, as from the acquisition of ValoraSoy, in April 2023, the Company has applied IAS 29. Comparative figures presented in the consolidated financial statements in a stable currency are not adjusted for subsequent changes in the price levels or exchange rates.

Note 3.4. Use of estimates and judgements

The preparation of the Consolidated Financial Statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reporting amounts as presented in the Consolidated Financial Statements for all periods presented.

Estimates and underlying assumptions are reviewed on an ongoing basis. Refer to Note 3 – Summary of significant accounting policies for further discussion on accounting treatments applied in preparation of the financial results of the Group as of the reporting period in compliance with IFRS.

Note 3.5. Going concern

Management has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern after the accompanying Consolidated Financial Statements are issued. The accompanying Consolidated Financial Statements have been prepared on a going concern basis. The Group concludes it will, for the next 12 months from the issuance of these Consolidated Financial Statements, be able to realize its assets and discharge its liabilities in the normal course of operations. The Company confirms the financial support of its main shareholders for a minimum period of twelve months from the date of these financial statements.